Accrued Expenses and Other Liabities	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabities [Abstract]
ACCRUED EXPENSES AND OTHER LIABITIES

Note 6 — ACCRUED EXPENSES AND OTHER LIABITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31, 2025	As of June 30, 2025
Wages and welfare payable	$891,645	$660,589
Professional service fees	337,635	402,458
Others	9,465	50,056
Total	$1,238,745	$1,113,103